Share Based Awards, Restricted Stock and Restricted Stock Units ("RSUs") - Additional Information (Detail)													1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 24, 2015 shares	Aug. 31, 2015 $ / shares shares	Aug. 26, 2015 $ / shares shares	Aug. 11, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	May. 11, 2015 USD ($) shares	Apr. 01, 2015 shares	Feb. 10, 2015 USD ($) shares	Jan. 15, 2015 USD ($) shares	Sep. 08, 2014 Person	Aug. 21, 2014 USD ($) Person shares	Jul. 23, 2014 USD ($)	Oct. 31, 2014 shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2014 shares	Sep. 30, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employment Agreement, Term												2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																	Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.	Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.
Stock Issued During Period, Value, Restricted Stock Award, Gross | $												$ 711,500						$ 970,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period												1 year
Number of Board Members | Person										2	2
Stock compensation expense | $														$ 197,000	$ 353,000
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of bonus share issued | $				$ 371,666
Number of bonus share issued				1,196,988
Percentage of bonus to be paid in common stock				20.00%
Per share price | $ / shares				$ 0.0621
Remainder bonus amount | $				$ 50,000
Monthly payments of bonus | $				$ 30,918
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of RSU's | $ / shares			$ 12,000
CFO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		156,250
Grant date fair value of RSU's | $ / shares		$ 25,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross | $											$ 1,267,500
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)													50,000			70,000
Number of shares granted											121,875						698,522	422,980
Number of shares underlying restricted stock											121,875
Unvested RSU's forfeited	50,000																50,000	0
Number of shares vested on grant date																	590,502	223,396
Grant date fair value of RSU's | $ / shares																		$ 10.84
Restricted Stock Units (RSUs) [Member] | Additional Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)																20,000
Restricted Stock Units (RSUs) [Member] | Former Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					2,580,000
Shares granted in period, term					10 years
Shares granted in period, exercise price | $ / shares					$ 0.13
Fair value of shares granted | $					$ 335,117										$ 335,117
Restricted Stock Units (RSUs) [Member] | Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross | $						$ 20,000		$ 114,000
Number of shares granted			79,917			38,600		100,174
Vesting period description																	The RSU's vest every six months through December 31, 2016.
Number of shares vested on grant date						38,600
Restricted Stock Units (RSUs) [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							100,000						19,452
Restricted Stock Units (RSUs) [Member] | Board of Directors [Member] | Scenario Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							100,000
Restricted Stock Units (RSUs) [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross | $									$ 450,000
Number of shares granted									75,000
Vesting period description																	Vest in 25,000 installments quarterly through July 15, 2015, beginning with 25,000 which vested immediately on the grant date.
Number of shares vested on grant date									25,000
Restricted Stock Units (RSUs) [Member] | New Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross | $						$ 100,000
Number of shares granted						196,078
Vesting period description																	The RSUs vest quarterly through May 11, 2016
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross | $											$ 3,607,500
Number of shares granted											346,875						150,000	346,875
Unvested RSU's forfeited																	0	0
Number of shares vested on grant date																	206,250	178,125
Grant date fair value of RSU's | $ / shares																	$ 0	$ 10.40